Non-Controlling Interest in Subsidiaries	12 Months Ended
Dec. 31, 2011
Non-Controlling Interest in Subsidiaries [Abstract]
Noncontrolling Interest Disclosure [Text Block]

32.    NON-CONTROLLING INTEREST IN SUBSIDIARIES

Non-controlling interest in subsidiaries as at December 31 consisted of the following:

millions of Canadian dollars	2011	2010
Preferred shares of NSPI	$132.2	$132.2
Preferred shares of Bangor Hydro	0.4	0.5
BLPC	60.6	-
ICDU	31.3	21.7
	$224.5	$154.4

Preferred shares of NSPI:

Authorized:

Unlimited number of First Preferred shares, issuable in series.

Unlimited number of Second Preferred shares, issuable in series.

		2011		2010
Issued and outstanding:	Millions of shares	Millions of dollars	Millions of shares	Millions of dollars
Balance	5.4	$132.2	5.4	$132.2

Series D First Preferred Stock:

On and after October 15, 2015, Series D First Preferred Stock is redeemable by NSPI, in whole at any time or in part from time to time at $25 per share plus accrued and unpaid dividends. NSPI also has the option, commencing October 15, 2015, to exchange the Series D First Preferred Stock into Emera common stock determined by dividing $25 by the greater of $2 and the market price of the Emera common stock.

Commencing on and after January 15, 2016, with prior notice and prior to any dividend payment date, each Series D First Preferred Stock will be exchangeable at the option of the holder into fully paid and freely tradable Emera common stock determined by dividing $25 by the greater of $2 and the market price of the Emera common stock, subject to the right of NSPI to redeem such stock for cash or to cause the holders of such stock to sell on the exchange date all or any part of such stock to substitute purchasers found by NSPI. NSPI will pay all accrued and unpaid dividends to the exchange date.

Each Series D First Preferred Stock is entitled to a $1.475 per share per annum fixed cumulative preferential dividend, as and when declared by the Board of Directors, accruing from the date of issue and payable quarterly on the fifteenth day of January, April, July and October of each year.

The First Preferred Shares of each series rank on a parity with the First preferred Shares of every other series issued by NSPI and are entitled to a preference over NSPI’s Second Preferred Shares, the Common Shares, and any other shares ranking junior to the First Preferred Shares with respect to the payment of dividends and the distribution of the remaining property and assets or return of capital of NSPI in the liquidation, dissolution or wind-up, whether voluntary or involuntary.

In the event NSPI fails to pay, in aggregate, eight quarterly dividends on any series of the First Preferred Shares, the holders of NSPI’s First Preferred Shares will be entitled to attend any meeting of shareholders of NSPI and to vote at any such meeting.